Reserve for Transaction Losses (Detail) (Reserve for Transaction Losses, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserve for Transaction Losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 547	$ 774	$ 296	$ 1,084
Additions to Expense	6,159	7,722	5,372	1,823
Losses Incurred	(5,857)	(7,949)	(4,894)	(2,611)
Balance at End of Year	$ 849	$ 547	$ 774	$ 296